Condensed Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (6,357)	$ (669,651)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		(485,000)
Financing costs - derivative warrant liabilities		212,494
Income from investments held in Trust Account		(3,962)
Changes in operating assets and liabilities:
Prepaid expenses		(166,621)
Accounts payable	472	56,073
Accrued expenses		168,964
Due to related party		90,000
Franchise tax payable	740	126,907
Net cash used in operating activities	(5,145)	(670,796)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(58,075,000)
Net cash used in investing activities		(58,075,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	42,125
Repayment of note payable to related party	(1,615)	(40,510)
Proceeds from promissory note to related party		47,700
Proceeds received from initial public offering, gross		57,500,000
Proceeds received from private placement		2,800,000
Proceeds from issuance of Class B common stock to Sponsor	25,000
Offering costs paid	(57,399)	(1,539,190)
Net cash provided by financing activities	8,111	58,768,000
Net increase in cash	2,966	22,204
Cash - beginning of the period		2,966
Cash - end of the period	2,966	25,170
Supplemental disclosure of noncash activities:
Deferred offering costs included in accounts payable	31,630
Deferred offering costs included in accrued expenses	$ 61,147
Reversal of offering costs included in accrued expenses in prior year		(61,147)
Offering costs included in accrued expenses		70,000
Issuance of Representative’s Shares at the fair value of offering costs		500,000
Deferred underwriting commissions in connection with the initial public offering		$ 2,012,500